May 31, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Whitehall Funds
File No. 33-64845

Commissioners:
Pursuant to Rule 497(c) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information contained in the prospectus dated May 14, 2013, which were similarly filed pursuant to
Rule 497(c) for Vanguard Emerging Markets Government Bond Index Fund, a series of the above mentioned Trust. The sole purpose of this Amendment is to file the risk/return summary section of the Post-Effective Amendment in eXtensible Business Reporting Language (XBRL) for each series and class of the the above mentioned Trust. Pursuant to the requirements of Rule 497(c), this Amendment designates an immediate effective date of May 31, 2013.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Amy Miller, Esq.
U.S. Securities and Exchange Commission